NEW ALTERNATIVES FUND, INC.

                A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING
                     ALTERNATE ENERGY AND THE ENVIRONMENT
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                            Annual Financial Report

                               December 31, 1995



150 Broadhollow Road   Melville, New York 11747  (800) 423-8383  (516) 423-7373

       FINANCIAL HIGHLIGHTS - STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES
                                 For each share of capital stock outstanding*

                         Year       Year      Year        Year       Year       Year       Year
                         End        End       End         End        End        End        End
                         12/31      12/31     12/31       12/31      12/31      12/31      12/31
                         1995       1994      1993        1992       1991       1990       1989
                         ----       ----      ----        ----       ----       ----       -----
Net asset value at
beginning of period     $28.14      30.00      29.95       29.19      24.62      27.57       22.55
                         -----      -----      -----       -----      -----      -----       -----

Investment Income..        .75       $.72       $.62        $.62       $.72       $.70       $ .73
Expenses.............      .40        .40        .33         .28        .29        .27         .26
                            --         --        ---         ---        ---        ---         ---

Net Investment Income..    .35        .32        .29         .34        .43        .43         .47
Net realized and
unrealized gain (loss)
on investment             5.14      (1.43)       .58        1.10       5.86      (2.53)       5.41
                         -----      ------      ----        ----       ----      ------       ----
Operations                5.49      (1.11)       .87        1.44       6.29      (2.10)       5.88
Dividends from net
Investment Income....     (.35)      (.32)      (.29)       (.34)      (.43)      (.43)       (.47)
Distributions from net
realized gain.........   (2.77)      (.43)      (.53)       (.34)     (1.29)      (.42)       (.39)
                          -----     ------     -----       -----     ------      -----        -----
Total Distributions      (3.12)      (.75)      (.82)       (.68)     (1.72)      (.85)       (.86)

Net change in net asset
value.................    2.37      (1.86)       .05         .76       4.57      (2.95)       5.03
Net asset value as of
end of the period....   $30.51    $ 28.14      30.00       29.95      29.19      24.62       27.57
                         =====     ======      =====       =====      =====      =====       =====

Total Return              19.5%      (3.7)%      2.9%        4.9%      25.6%      (7.6)%     26.0 %
(sales load not
reflected)
Net Assets, end of
period                 $33.236    $28,368    $31,567     $28,896    $23,931    $16,433     $11,893
Ratio of operating
expense to
net assets**  .......     1.28%       1.30%      1.11%      1.04%      1.18%      1.27%       1.25%
Ratio of net
investment income to
average net assets**      1.12%       1.04%       .96%      1.25%      1.74%      2.08%       2.20%
Portfolio turnover**     48.72%      33.00%     18.36%     13.10%     21.50%     24.70%      14.60%
Average Commisson
rate paid                .072
Number of shares
outstanding at end
of period ***  ...... 965,769     984,847  1,026,460     945,006   776,974     646,664     419,212





                             Year        Year      Year      Year       Year       Year       Year
                             End         End       End       End        End        End        End
                             12/31       12/31     4/30      4/30       4/30       4/30       4/30
                             1988        1987      1987      1986       1985       1984       1983
                             ----        ----      ----      ----       ----       ----       ----
Net asset value at
beginning of period..        18.85       22.43     19.68     14.99      13.55      15.39      12.50

Investment Income....        $ .67        $.40      $.38      $.47       $.47       $.40       $.38
Expenses.............          .25         .16       .16       .20        .17        .27        .20
                             -----       -----      ----      ----       ----      -----       ----
Net Investment Income.         .42         .24       .22       .27        .30        .13        .18
Net realized and
unrealized gain (loss)
on investment .......         4.09       (3.21)     3.45      5.08       1.72      (1.55)      3.08
                             -----       ------     ----      ----       ----      ------      ----
Operations                    4.51       (2.97)     3.67      5.35       2.02      (1.42)      3.26
Dividends from net
Investment Income....         (.42)       (.24)     (.22)     (.27)     (.30)      (.13)       (.18)
Distributions from net
realized gain.........        (.39)       (.38)     (.70)     (.39)     (.28)      (.29)       (.19)
                              -----       -----     -----     -----     -----      -----       -----
Total Distributions           (.81)       (.62)     (.92)     (.66)     (.58)      (.42)       (.37)

Net change in net asset
value.................        3.71       (3.59)     2.75      4.69      1.44      (1.84)       2.89
Net asset value as of
end of the period....        22.55       18.85     22.43      9.68     14.99      13.55       15.39
                             =====       =====     =====      =====    =====      =====       =====

Total Return                 23.9%       (2.6%)    22.2%     23.3%      (.5)%     13.5%       10.4%
(sales load not
reflected)
Net Assets, end of
period                      $6,162      $4,133    $3,404    $1,023      $502      $256         $163
Ratio of operating
expense to
net assets**  .......        1.24%        .80%     1.17%     1.39%     1.36%     2.24%        1.08%
Ratio of net
investment income to
average net assets**         2.18%       1.23%     1.68%     1.91%      2.3%     1.18%        1.69%
Portfolio turnover**        25.88%       8.57%     8.79%    28.00%     22.6%    52.00%       74.50%
Average Commisson
rate paid
Number of shares
outstanding at end
of period ***  ......      264,414     212,704   151,848    51,998    33,524   18,916       10,592

*   All adjusted for two for one share splits on July 26, 1985 and January 2,
    1990
**  Annualized and includes state taxes
*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982


Yr End  Fund    S&P

  1/1/86    $  952.50     $1,000.00           $ 9,525.00    $10,000.00
    1986    $1,166.49     $1,184.92           $11,664.90    $11,849.20
    1987    $1,129.61     $1,248.45           $11,296.10    $12,484.50
    1988    $1,399.95     $1,449.32           $13,999.50    $14,493.20
    1989    $1,765.07     $1,896.56           $17,650.70    $18,965.60
    1990    $1,630.18     $1,830.48           $16,301.80    $18,304.80
    1991    $2,046.84     $2,369.76           $20,468.40    $23,697.60
    1992    $2,147.60     $2,533.62           $21,476.00    $25,336.20
    1993    $2,209.60     $2,771.92           $22,096.00    $27,719.20
    1994    $2,127.53     $2,808.57           $21,275.30    $28,085.70
    1995    $2,542.27     $3,808.63           $25,422.70    $38,086.30

                                                  Dec 31, 1995
                    NEW ALTERNATIVES FUND, INC.
                     STATEMENT OF INVESTMENTS


                            SHARES               MARKET VALUE
                           --------              ------------
COMMON STOCKS :88.4 %
ALTERNATIVE ENERGY AND
PROCESS EQUIPMENT :  8.9 %

Air Products                 17000              $   896,750.00
*California Energy            1000                   19,500.00
*Energy Conversion Devices   15000                  247,500.00
*Energy Research Corp        23000                  265,937.50
Idaho Power                   2000                   60,000.00
*New World Power             15000                   26,250.00
*Real Goods Trading           1000                    5,125.00
Trigen                       10000                  195,000.00
York International           25000                1,175,000.00
                                                  ------------
                                                $ 2,891,062.50
CLEAN WATER : 6.9%
American Water Works         15000              $   583,125.00
Ameron                        7500                  282,187.50
Aquarion                     15000                  382,500.00
*Ionics                      10000                  435,000.00
U S Filter                   20000                  532,500.00
                                                    ----------
                                                $ 2,215,312.50
CONSERVATION : 7.3%
*Cannondale                  10000              $   158,750.00
H B Fuller                   22500                  781,875.00
Norfolk Southern             12000                  952,500.00
T J International            20000                  370,000.00
*Zoltec                       6000                  100,500.00
                                                   -----------
                                                $ 2,363,625.00
ENVIRONMENTAL (GENERAL) :15.7 %
Browning Ferris              35000                1,032,500.00
Engelhard                    30000                  652,500.00
*Flow International          20000                  187,500.00
*Material Sciences           20000                  297,500.00
Minerals Technology           5000                  182,500.00
*Molten Metal                 3000                   97,875.00
*Thermedics                  20000                  555,000.00
*Thermo Instrument           30000                1,012,500.00
Walbro                       25000                  450,000.00
*Whole Foods Markets         35000                  485,625.00
*Wholesome & Hearty          15000                  114,375.00
                                                    ----------
                                                $ 5,067,875.00

                                                Dec 31, 1995
NEW ALTERNATIVES FUND, INC
STATEMENT OF INVESTMENTS (CONTINUED)

                           SHARES                 MARKET VALUE
                          -------                 ------------
EFFICIENT ELECTRIC  DEVICES : 7.2 %
Baldor                     35000                $   704,375.00
*Itron                     20000                    675,000.00
Whirlpool                  17500                    931,875.00
                                                --------------
                                                $ 2,311,250.00
NATURAL GAS : 24.9 %
Brooklyn Union             10000                    292,500.00
Burlington Resources       25000                    981,250.00
Eastern Enterprises        10000                    352,500.00
Enron                      25000                    953,125.00
MCN                        25000                    581,250.00
National Fuel               5000                    168,125.00
Northwest Natural Gas      10000                    330,000.00
New Jersey Resources       30000                    903,750.00
Pan Energy                 30000                    836,250.00
Questar                    25000                    837,500.00
Washington Energy          25000                    465,625.00
Williams Co's              30000                  1,316,250.00
                                                 -------------
                                                $ 8,018,125.00
RECYCLING :17.5 %
Caraustar Ind              25000                    500,000.00
*Castech Aluminum          25000                    337,500.00
Chesapeake                 20000                    592,500.00
Cincinatti Milacron        20000                    525,000.00
Commonwealth Alum          15000                    232,500.00
Imco Recycling             20000                    490,000.00
Media General              10000                    303,750.00
Quanex                     20000                    387,500.00
Republic Gypsum            40000                    560,000.00
Rubbermaid                 10000                    255,000.00
Sonoco                     21000                    551,250.00
*Thermo Fibertek           30000                    678,750.00
Wellman                    10000                    227,500.00
                                                   -----------
                                                $ 5,641,250.00

Money Market Deposits and Treasury Bills : 9.6%
Socially Concerned Banks

Alternatives Federal Credit Union               $   100,000.00
Community Capital Bank                              100,000.00
South Shore Bank                                    100,000.00
Vermont National Bank                               100,000.00
U.S. Treasury Bills (cost $2,679,702.97)          2,688,939.94
                                                  ------------
                                                $ 3,088,939.94

Total Common Stock (88.4%)                      $28,508,500.00
Bank money market and Treasury Bills(9.6%)        3,088,939.94
Cash and Receivables, less liabilities (2.0%)       638,351.51
                                                  ------------
NET ASSETS (100 %)                              $32,235,791.45

*Securities for which no cash dividends were paid during the fiscal year.

                                                                           4
                 NEW ALTERNATIVES FUND, INC.
             STATEMENT OF ASSETS AND LIABILITIES
                     December 31, 1995

                          ASSETS

Investment Securities at market value
(Cost:$23,771,080.15) (Notes 2A and 5)..........$28,508,500.00
Bank money market deposits.......................   400,000.00
U.S.Treasury Bills at market..................... 2,688,939.94
Cash.............................................   361,144.17
Receivables:  Dividends..........................    57,645.00
              Interest...........................       346.66
              Securities Sold....................   245,683.87
              Subscriptions receivable...........   530,763.00
                                                  ------------

Total Assets  ..................................$32,793,022.64


                      LIABILITIES

Payables:     Accrued Operating Expenses :


Accounting....................................    $     332.00
Custodian................................ ....        1,350.55
Directors Fees ...............................          712.40
State Taxes ..................................          395.16
Advisory fee .................................       21,866.20
Regulatory fees ..............................        2,390.57
Printing .....................................        3,311.27
Bonds.........................................        2,322.00
Transfer Agent-Fund Plan Services.............        3,270.00
Fund Pricing-Fund Plan Services...............        2,857.41
Other.........................................          581.22

Securities Purchased..........................      270,035.00
Redemptions Payable...........................       12,515.81
Dividend distribution payable.................      235,291.60

Total Liabilities ............................    $ 557,231.19
                                                   -----------

Net Assets at market, applicable to
1,056,687.816 outstanding shares after the
dividend. There were 965,756.746 shares
before the dividend. There are eight million
commmon shares authorized. There is only one
class of common stock. (note 3)
                                                 ==============
                                                 $32,235,791.45

                                                                         5
                 STATEMENT OF OPERATIONS
         FOR THE PERIOD ENDING DECEMBER 31, 1995

              INVESTMENT INCOME AND EXPENSE
INCOME :
Dividends.....................................$  567,462.50
Interest .....................................   154,296.75
                                                 ----------
Total Income .................................   721,759.25

EXPENSES :
Management Fee (note 4) ..................... $  250,562.10
Custodian and Transfer fee
Nat West NJ   ...............................     19,410.64
State Taxes..................................        430.70
Accounting ..................................      4,015.00
Directors ...................................      2,771.96
Filing Fees..................................     12,074.71
Postage and Printing ........................     11,315.00
Bond and Insurance ..........................      4,775.02
Transfer Agent-Fund Plan Services............     41,092.80
Fund Pricing-Fund Plan Services..............     28,552.25
Other........................................      9,450.00
                                                 ----------
Total Expenses ..............................  $ 384,450.18

NET INVESTMENT INCOME .......................  $ 337,309.07

    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (note 2B&5)

Proceeds from sales..........................$17,287,392.59
Cost of Securities Sold ..................... 14,615,175.62
                                              -------------
Net Realized Gain ...........................$ 2,672,216.97

UNREALIZED APPRECIATION (DEPRECIATION) of investments :

Beginning of period .........................$ 2,394,738.12
End of period  ..............................  4,737,419.85
                                               ------------
Total unrealized appreciation (depreciation).$ 2,342,681.73
For the period.

Net realized and unrealized gain (loss)
on investments .... ........................ $ 5,014,898.70
                                             --------------
Net increase (decrease) in net assets
resulting from operations....................$ 5,352,207.77

                                                                     6
                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS


                              Year End             Year End
                              12/31/95             12/31/94
                              --------             --------

FROM INVESTMENT ACTIVITIES:

Net Investment income ....    $337,309.07         $313,087.46

Net Realized gain from
security transactions .....  2,672,216.97          421,391.12
Unrealized appreciation
(deprec.) of investments..   2,342,681.73       (1,872,064.92)
                             ------------       --------------
Increase (decrease) in net
assets derived from invest-
ment activities..........  $ 5,352,207.77      $(1,137,586.36)
                            --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS :

From net investment income
dividends to shareholders ..  (337,415.81)       (313,082.87)
Distributions to
shareholders .......        (2,672,182.54)       (421,415.76)

FROM CAPITAL SHARE TRANSACTIONS :

Net increase (decrease)
 from capital
transactions (note 3)...     1,524,960.89       (1,327,133.25)

INCREASE(DECREASE) IN
NET ASSETS:..............    3,867,570.31       (3,199,218.22)

NET ASSETS :

At the beginning of the
period.................   $ 28,368,221.14      $31,567,439.38
                           --------------       -------------
At the end of the
period.................   $ 32,235,791.45      $28,368,221.14
                           --------------       -------------
                           --------------       -------------

                      NOTES TO FINANCIAL STATEMENT FOR THE
                          YEAR ENDING DECEMBER 31, 1995

1) ORGANIZATION - The fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The fund commenced operations September 3, 1982.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A> SECURITY VALUATION - listed investments are stated at the last sale price at the closing of the New York Stock Exchange and the American Stock Exchange and the NASD National Market System on December 29, 1995 and at the mean between the bid and asked price on the over the counter market.

B> SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date(date order to buy or sell is executed).Realized gains and losses from security transactions are reported on a first in, first out basis.

C> INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.

D> FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the fund on December 31, 1995 for federal tax purposes is $23,771,080.15.

3. CAPITAL STOCK - There are eight million shares of capital stock authorized. On December 31, 1995 - 965,769.139 shares were issued and outstanding before the dividend, and 1,056,687.816 after the dividend. Aggregate paid in capital was $27,498,462.12. Transactions in capital stock were as follows:

                     Year End 12/31/95                Year End 12/31/94
                   ----------------------          ----------------------
                   Shares        $ Amount          Shares        $ Amount
                   ------        --------          ------        ---------
Capital stock
sold.........     62,538.844    1,983,398.19      72,395.324     2,146,915.92
Capital stock
issued reinvest   90,918.677    2,773,958.00      24,192.264       680,758.80
ment of divd..
Redemptions.    (105,027.331)  (3,232,395.30)   (140,713.858)   (4,154,807.97)
               ------------   -------------   ----------------------------
Net Increase.     48,430.190  $ 1,524,960.89     (44,126.270)  ($1,327,133.25)


4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets;0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale (presently 2.5%, in California) Accrued Equities reduces its management fee by the amount of such excess expense. The expense ratio for the year ending December 31, 1995 was 1.28%. The fund pays no renumeration to its officers, each of whom is also an officer of Accrued Equities, Inc.

5) PURCHASES AND SALES OF SECURITIES - During year ended December 31, 1995, the aggregate cost of securities purchased totalled $14,659,606.89. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the year ended December 31, 1995 was $17,287,392.59.

                  Kenneth D Katz CPA
                  64 North Park Avenue
                  Rockville Centre, NY 11570



Report of Independent Accountant
To The Board of Directors and Shareholders
New Alternatives Fund Inc.,
Melville, NY

I have audited the statement of assets and liabilities of New Alternatives Fund Inc (the Fund) including the schedule of portfolio investments by industry classification, as of December 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary information- selected per share data and ratios. These financial statements and supplementary information are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and supplementary information based on my audits.

I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 1995, the results of operations for the year then ended and the changes in its net assets and selected per share data and ratios for the years in the periods then ended in conformity with generally accepted accounting principles.

Kenneth D Katz CPA
Rockville Centre, NY
January 29, 1996